Shareholder Report, Holdings (Details) - Swan Hedged Equity US Large Cap ETF	May 31, 2024
SPDR S&P 500 ETF Trust [Member]
Holdings [Line Items]
Percent of Total Investments	94.70%
S&P 500 Index Option [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	94.70%
Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Written Options [Member]
Holdings [Line Items]
Percent of Total Investments	(1.10%)
Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%